Note 4 - Business Combination - Intangible Assets Estimated Future Amortization Expense (Details) - USD ($)	Jun. 30, 2016	Sep. 30, 2015
Customer Relationships [Member]
2016		$ 727,000
2017		721,000
2018		721,000
2019		721,000
2020		721,000
Thereafter		2,066,000
Total	$ 5,124,000	5,677,000
Total	$ 6,778,000	$ 7,331,000